EXCHANGEABLE NOTES (Schedule of Carrying Value of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Exchangeable senior notes	$ 82,021	$ 81,382	$ 92,955
Total value of embedded derivatives - liability	4	238
Total non-current liabilities	$ 82,025	$ 81,620